Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 304,039	$ 278,305
Less: accumulated depreciation	(264,727)	(250,673)
Total	39,312	27,632
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	99,465	93,646
Computer [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	102,706	82,786
Fixture and fittings [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	3,278	3,283
Motor vehicle [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	79,359	79,359
Leasehold improvement [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 19,231	$ 19,231